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                   MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
                                1295 State Street
                      Springfield, Massachusetts 01111-0001


                                                     June 30, 1999

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 5th Street, NW
Washington, DC 20549

RE: MassMutual Institutional Funds (the "Trust") (file Nos. 33-73824 and 811-08274), Prospectus

Dear Sir or Madam:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Trust does not differ from that contained in Post-Effective Amendment No.13 to the Trust's registration statement under the Securities Act of 1933 and Amendment No. 15 to the Trust's registration statement under the Investment Company Act of 1940 on Form N-1A (the "Amendment"). This Amendment was filed electronically on or about June 30, 1999. The Trust will also be using other forms of prospectuses that will be filed via EDGAR pursuant to Rule 497.

Please call me at (413) 744-8442 with any questions you may have.

Respectfully submitted,

/s/ Jaqueline M. Hummel

Jaqueline M. Hummel
Counsel